Supplementary Cash Flow Information Supplemental Cashflow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (notes 9 and 19)	$ 258,351	$ 348,785	$ 461,152	$ 353,241
Restricted cash – current (note 19)	11,380	11,144	16,317	56,777
Restricted cash – non-current (note 19)	40,521	45,961	61,948	44,849
Cash, cash equivalents, restricted cash and restricted cash equivalents	310,252	405,890	539,417	456,325
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (notes 9 and 19)	0	0	0	1,121
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 0	$ 337